Fair values of financial instruments carried at fair value - Quantitative information about significant unobservable inputs in Level 3 valuations (Details) $ in Millions	Dec. 31, 2023 USD ($) quote	Dec. 31, 2022 USD ($) quote
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,948,360	$ 2,856,717
Financial liabilities	2,711,852	2,642,569
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	28,781	27,149
Financial liabilities	13,975	13,826
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1
Level 3 | Recurring fair value measurement | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	10,331	10,432
Level 3 | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	7,054
Level 3 | Recurring fair value measurement | – Foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,733
Level 3 | Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,544
Level 3 | Recurring fair value measurement | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,569	2,920
Level 3 | Recurring fair value measurement | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,074	382
Level 3 | Recurring fair value measurement | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	310
Level 3 | Recurring fair value measurement | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1
Level 3 | Recurring fair value measurement | - other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	763
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	18,154	16,319
Level 3 | Recurring fair value measurement | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	445	741
Level 3 | Recurring fair value measurement | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	44
Level 3 | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	401
Level 3 | Recurring fair value measurement | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3
Level 3 | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3
Level 3 | Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,069
Level 3 | Recurring fair value measurement | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,110	$ 8,125
Level 3 | Recurring fair value measurement | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,090
Level 3 | Recurring fair value measurement | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,278
Level 3 | Recurring fair value measurement | - other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,742
Level 3 | Recurring fair value measurement | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	864
Financial liabilities	784
Level 3 | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	136
Level 3 | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	69
Level 3 | Recurring fair value measurement | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	579
Level 3 | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	146
Level 3 | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	57
Level 3 | Recurring fair value measurement | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	661
Level 3 | Recurring fair value measurement | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	308
Financial liabilities	427
Level 3 | Recurring fair value measurement | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	71
Level 3 | Recurring fair value measurement | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	356
Level 3 | Recurring fair value measurement | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	255
Level 3 | Recurring fair value measurement | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	53
Level 3 | Recurring fair value measurement | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	600
Financial liabilities	981
Level 3 | Recurring fair value measurement | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	372
Level 3 | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	609
Level 3 | Recurring fair value measurement | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	209
Level 3 | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	391
Level 3 | Recurring fair value measurement | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	297
Financial liabilities	$ 377
Prepayment rate | Model – Discounted cash flow | Minimum | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.05	0.05
Prepayment rate | Model – Discounted cash flow | Minimum | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05	0.05
Prepayment rate | Model – Discounted cash flow | Maximum | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.10	0.10
Prepayment rate | Model – Discounted cash flow | Maximum | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.10	0.10
Bid quotes | Market proxy | Minimum | Recurring fair value measurement | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage | quote	0	0
Bid quotes | Market proxy | Minimum | Recurring fair value measurement | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	0	0
Bid quotes | Market proxy | Minimum | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	0	0
Bid quotes | Market proxy | Minimum | Recurring fair value measurement | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	0	0
Bid quotes | Market proxy | Maximum | Recurring fair value measurement | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage | quote	101	102
Bid quotes | Market proxy | Maximum | Recurring fair value measurement | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	94	92
Bid quotes | Market proxy | Maximum | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	220	99
Bid quotes | Market proxy | Maximum | Recurring fair value measurement | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	101	102
Equity volatility | Model – Option model | Minimum | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.06	0.06
Equity volatility | Model – Option model | Minimum | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.06	0.06
Equity volatility | Model – Option model | Minimum | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.06	0.07
Equity volatility | Model – Option model | Minimum | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.06	0.07
Equity volatility | Model – Option model | Maximum | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1.54	1.42
Equity volatility | Model – Option model | Maximum | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1.54	1.42
Equity volatility | Model – Option model | Maximum | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1.10	1.53
Equity volatility | Model – Option model | Maximum | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1.10	1.53
Equity correlation | Model – Option model | Minimum | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.34	0.32
Equity correlation | Model – Option model | Minimum | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.34	0.32
Equity correlation | Model – Option model | Maximum | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1	0.99
Equity correlation | Model – Option model | Maximum | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1	0.99
Foreign exchange volatility | Model – Option model | Minimum | Recurring fair value measurement | – Foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.01	0.03
Foreign exchange volatility | Model – Option model | Minimum | Recurring fair value measurement | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.01	0.01
Foreign exchange volatility | Model – Option model | Minimum | Recurring fair value measurement | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.01	0.01
Foreign exchange volatility | Model – Option model | Maximum | Recurring fair value measurement | – Foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.34	0.37
Foreign exchange volatility | Model – Option model | Maximum | Recurring fair value measurement | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.31	0.46
Foreign exchange volatility | Model – Option model | Maximum | Recurring fair value measurement | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.31	0.46
Interest rate, measurement input | Model – Option model | Minimum | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.11	0.08
Interest rate, measurement input | Model – Option model | Minimum | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.11	0.08
Interest rate, measurement input | Model – Option model | Maximum | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.37	0.53
Interest rate, measurement input | Model – Option model | Maximum | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.37	0.53
Interest rate, measurement input | Model – Discounted cash flow | Minimum | Recurring fair value measurement | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.03	0.01
Interest rate, measurement input | Model – Discounted cash flow | Minimum | Recurring fair value measurement | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.03	0.01
Interest rate, measurement input | Model – Discounted cash flow | Maximum | Recurring fair value measurement | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.08	0.09
Interest rate, measurement input | Model – Discounted cash flow | Maximum | Recurring fair value measurement | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.08	0.09